Leases - Additional Information (Details)	Dec. 31, 2021
Minimum
Lessee, Lease, Description [Line Items]
Finance lease, term of contract	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, term of contract	10 years